Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (2) ($)		Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On(3)		Net Income ($)	Company Selected Measure: Adjusted EBITDA(5) ($)
Year	Former PEO (Black)	Current PEO (Collins)	Former PEO (Black)	Current PEO (Collins)			Company TSR ($)	Peer Group TSR(4) ($)
2023	9,616,696	6,752,127	26,705,325	7,973,866	4,535,894	16,538,822	350	221	65,824,000	157,630,000
2022	6,066,081	—	4,501,154	—	3,632,052	2,919,066	232	133	55,134,000	132,268,000
2021	6,693,464	—	14,052,465	—	3,829,274	7,227,613	257	207	44,597,000	107,015,000
2020	4,810,804	—	18,046,825	—	2,283,243	8,625,426	196	150	45,586,000	86,994,000

Company Selected Measure Name	Company Selected Measure: Adjusted EBITDA(5) ($)
Named Executive Officers, Footnote	For all periods presented, Kimberly Nelson and James Frome served as our non-PEO NEOs.
Peer Group Issuers, Footnote	Our selected Peer Group is the Nasdaq Computer Index, an independently prepared market capitalization weighted index, and which is the same industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote

		Base	Less	Plus	Plus or (Less)	Plus or (Less)	Total
	Year	Summary Compensation Table - Total Compensation ($)	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Compensation Actually Paid ($)
Former PEO (Black)	2023	9,616,696	(8,315,596)	14,299,748	4,395,649	6,708,828	26,705,325
	2022	6,066,081	(5,089,381)	5,376,891	(835,723)	(1,016,714)	4,501,154
	2021	6,693,464	(5,241,434)	7,196,040	5,349,429	54,966	14,052,465
	2020	4,810,804	(3,892,234)	10,643,528	5,921,853	562,874	18,046,825
Current PEO (Collins)
	2023	6,752,127	(6,499,877)	7,721,616	—	—	7,973,866

Non-PEO NEO Average	2023	4,535,894	(3,591,994)	10,151,683	4,752,143	691,096	16,538,822
	2022	3,632,052	(2,937,683)	3,103,639	(295,785)	(583,157)	2,919,066
	2021	3,829,274	(2,821,974)	3,874,330	2,301,858	44,125	7,227,613
	2020	2,283,243	(1,658,387)	4,317,603	3,379,146	303,821	8,625,426

Non-PEO NEO Average Total Compensation Amount	$ 4,535,894	$ 3,632,052	$ 3,829,274	$ 2,283,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,538,822	2,919,066	7,227,613	8,625,426
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TSR
Adjusted EBITDA(1)
Revenue

Total Shareholder Return Amount	$ 350	232	257	196
Peer Group Total Shareholder Return Amount	221	133	207	150
Net Income (Loss)	$ 65,824,000	$ 55,134,000	$ 44,597,000	$ 45,586,000
Company Selected Measure Amount	157,630,000	132,268,000	107,015,000	86,994,000
Additional 402(v) Disclosure
We believe the Compensation Actually Paid in each of the years reported above and over the cumulative period are reflective of the Compensation & Talent Committee’s emphasis on “pay-for-performance” as the Compensation Actually Paid fluctuated year-over-year, primarily due our stock price and varying levels of achievement against pre-established performance goals under our Management Incentive Plan and equity program, including our Adjusted EBITDA and TSR performance. Due to the leverage of our executive compensation program toward long-term incentives through grants of PSUs and RSUs, the Compensation Actually Paid is most significantly impacted by changes in our stock price over the vesting period of the awards. The Compensation Discussion and Analysis section of this Proxy Statement describes in greater detail the Compensation & Talent Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation.

Archie Black [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,616,696	$ 6,066,081	$ 6,693,464	$ 4,810,804
PEO Actually Paid Compensation Amount	$ 26,705,325	4,501,154	14,052,465	18,046,825
PEO Name	Archie Black
Archie Black [Member] | Value of Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,315,596)	(5,089,381)	(5,241,434)	(3,892,234)
Archie Black [Member] | Value of Stock Awards Granted During the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,299,748	5,376,891	7,196,040	10,643,528
Archie Black [Member] | Change in Value of Stock Awards Granted in Prior Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,395,649	(835,723)	5,349,429	5,921,853
Archie Black [Member] | Change in Value of Stock Awards Granted in Prior Year and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,708,828	(1,016,714)	54,966	562,874
Chad Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,752,127
PEO Actually Paid Compensation Amount	$ 7,973,866
PEO Name	Chad Collins
Chad Collins [Member] | Value of Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,499,877)
Chad Collins [Member] | Value of Stock Awards Granted During the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,721,616
Non-PEO NEO | Value of Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,591,994)	(2,937,683)	(2,821,974)	(1,658,387)
Non-PEO NEO | Value of Stock Awards Granted During the Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,151,683	3,103,639	3,874,330	4,317,603
Non-PEO NEO | Change in Value of Stock Awards Granted in Prior Year and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,752,143	(295,785)	2,301,858	3,379,146
Non-PEO NEO | Change in Value of Stock Awards Granted in Prior Year and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 691,096	$ (583,157)	$ 44,125	$ 303,821